Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade receivables	$ 1,823.2	$ 1,523.5
Insurance company receivables related to the indemnity settlement with BP Exploration and Production Inc	0	167.5
Other receivables	151.4	76.2
Allowance for doubtful accounts	(7.9)	(9.9)
Total receivables	$ 1,966.7	$ 1,757.3